Provisions and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Defined benefit pension plans	$ 2,640	$ 3,538
Other long-term employee benefits and deferred compensation	662	637
Other post-employment benefits	487	543
Environmental remediation provisions	567	642	$ 592
Product liability, government investigations, other legal matters provisions	341	181	$ 200
Contingent consideration	956	984
Other non-current liabilities	519	409
Total provisions and other non-current liabilities	$ 6,172	$ 6,934